Employees' Retirement Plan (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee's Retirement Plan (Textual) [Abstract]
Maximum monthly contributions for the benefit of each participant from participants monthly base salary	3.00%
Banks contributions to retirement plan	$ 645,000	$ 523,000	$ 583,000